Long-Term Debt - Weighted-Average Interest Rates (Table) (Details)	Jun. 30, 2017	Jun. 30, 2016
Three months ended
Debt Instrument [Line Items]
Weighted-average interest rates on the executed loans	3.42%	2.52%
Six months ended
Debt Instrument [Line Items]
Weighted-average interest rates on the executed loans	3.32%	2.57%